Property, plant and equipment - Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Contracted for	$ 77	$ 118	$ 101
Not contracted for	82	76	14
Total	$ 159	$ 194	$ 115